Capital stock (Tables)	12 Months Ended
Dec. 31, 2023
Capital stock
Schedule of shares issued and outstanding
	Number of common shares	Amount
Balance, December 31, 2021	10,251,313	$80,917
Balance, December 31, 2022	10,251,313	$80,917
Balance, December 31, 2023(1)	10,436,313	$81,014

Schedule of changes in stock options
Year ended December 31, 2023	Options	Weighted average exercise price
Balance, beginning of year	638,400	$3.05
Granted	1,205,000	1.25
Exercised	(185,000)	0.30
Forfeited, cancelled or expired	(180,700)	(4.76)
Balance, end of year	1,477,700	$1.72
Options exercisable, end of year	332,700	$3.32
Year ended December 31	2022		2021
	Options	Weighted average exercise price	Options	Weighted average exercise price
Balance, beginning of period	807,150	$3.73	1,326,958	$3.67
Granted	20,000	1.20	90,000	1.10
Forfeited, cancelled or expired	(188,750)	(5.77)	(609,808)	(2.99)
Balance, end of period	638,400	$3.05	807,150	$3.73
Options exercisable, end of period	602,400	$2.93	706,750	$3.49

Schedule of contractual life of options outstanding
Range of exercise prices	Number outstanding	Weighte daverage remaining contractual life	Options outstanding weighted average exercise price	Number exercisable
$1.10	60,000	2.58 years	$1.10	60,000
$1.11 - $1.50	1,165,000	8.99 years	$1.20	20,000
$1.51 ‑ $3.00	77,700	1.00 years	$1.90	77,700
$3.01 - $4.95	175,000	0.49 years	$4.95	175,000
$1.10 ‑ $4.95	1,477,700	7.30 years	$1.72	332,700

Schedule of fair value of the options using the Black-Scholes option pricing model
Years ended December 31:	2023	2022	2021
Expected option life	4.6 years	4.6 years	4.6 years
Risk-free interest rate	2.99%	2.63%	0.75%
Dividend yield	nil	nil	nil
Expected volatility	60.92%	73.85%	69.03%

Schedule of calculation of basic and diluted earnings per share
Year ended December 31	2023	2022	2021
Basic net income (loss) per share	$(0.09)	$0.133	$(0.07)
Diluted income (loss) per share	$(0.09)	$0.131	$(0.07)

Schedule of basic and diluted earnings per share
Year ended December 31	2023	2022	2021
Net profit (loss)	$(922)	$1,365	$(727)
Year ended December 31	2023	2022	2021
Weighted average shares outstanding for basic earnings (loss) per share	10,436,313	10,251,313	10,251,313
Weighted average shares outstanding for diluted earnings (loss) per share	10,436,313	10,436,313	10,251,313